Variable Interest Entity (“VIE”) (Details) - Schedule of cash, cash equivalents and restricted cash - Variable Interest Entity, Primary Beneficiary [Member]	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Variable Interest Entity (“VIE”) (Details) - Schedule of cash, cash equivalents and restricted cash [Line Items]
Cash and cash equivalents	¥ 15,963,869	$ 2,378,620	¥ 47,602,270
Restricted cash	442,560	65,942
Total cash, cash equivalents and restricted cash	¥ 16,406,429	$ 2,444,562	¥ 47,602,270